Commitments & Contingencies	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Commitments & Contingencies

Note 14—Commitments and Contingencies

(A) Significant Agreements

The Company, primarily through its subsidiaries has entered into commitments under various asset acquisition and license agreements including those described in Note 4, “Asset Acquisitions and License Agreements.” Additionally, the Company through its subsidiaries enters into agreements with contract service providers to assist in the performance of its R&D activities. Expenditures to contract research organizations and contract manufacturing organizations represent significant costs in the clinical development of its product candidates. Subject to required notice periods and certain obligations under binding purchase orders, the Company can elect to discontinue the work under these agreements at any time. The Company expects to enter into additional collaborative research, contract research, manufacturing, and supplier agreements in the future, which may require upfront payments and long-term commitments of capital resources.

(B) Loss Contingencies

The Company may be, from time to time, a party to various disputes and claims arising from normal business activities. The Company accrues for loss contingencies when available information indicates that it is probable that a liability has been incurred and the amount of such loss can be reasonably estimated, and if the Company believes that a reasonably possible loss exists, the Company discloses the facts and circumstances of the litigation or claim, including an estimable range, if possible. The Company is currently not involved in any legal proceedings with a probable and estimable material loss.

(C) Intellectual Property Agreements

As of March 31, 2021, the Company did not have any ongoing material financial commitments, other than pursuant to various asset acquisition and license agreements including those described in Note 4, “Asset Acquisitions and License Agreements.”

(D) COVID-19 Pandemic

The Company has been actively monitoring the impact of the COVID-19 pandemic on its employees and business. Based on guidance issued by federal, state and local authorities, the Company transitioned to a remote work model for its employees in March 2020 and its workforce continues to primarily work remotely.

The COVID-19 pandemic has had a variable impact on clinical trials by disrupting certain study sites. In the conduct of business activities, the Company continues to take actions designed to protect the safety and well-being of its patients and employees. Although some of the Company’s clinical development timelines have been impacted by delays related to the COVID-19 pandemic, the Company has not experienced material financial impacts on its business and operations as a result of the COVID-19 pandemic. However, the impact on the Company’s future results will largely depend on future developments related to COVID-19, which are highly uncertain and cannot be predicted with confidence, such as the emergence of new variants, the ultimate duration and spread of the outbreak, the continuing impact of the COVID-19 pandemic on financial markets and the global economy, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions and the effectiveness of actions taken in the United States and other countries to contain, treat, and prevent the disease, including the availability and effectiveness of vaccines.

Montes Archimedes Acquisition Corp.
Commitments & Contingencies

Note 5—Commitments & Contingencies

Registration and Stockholder Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to the registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $8.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $14.0 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. The underwriters agreed to make a payment to the Company in an amount of 0.13% of the gross proceeds of the Initial Public Offering, or $520,000, to reimburse certain of offering expenses. The Company received such reimbursement on October 27, 2020.

Upon closing of the Over-allotment on November 12, 2020, the underwriters received approximately $214,000 in fees paid upfront and eligible for an additional deferred underwriting commissions of approximately $375,000. In addition, the underwriters agreed to make an addition payment to the Company in an amount of 0.13% of the gross proceeds of the Over-allotment, or approximately $14,000, to reimburse certain of offering expenses. As of March 31, 2021, there was no outstanding balance.

Note 6—Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to the registration rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were entitled to an underwriting discount of $0.20 per unit, or $8.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $14.0 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. The underwriters agreed to make a payment to the Company in an amount of 0.13% of the gross proceeds of the Initial Public Offering, or $520,000, to reimburse certain of offering expenses. The Company received such reimbursement on October 27, 2020.

Upon closing of the Over-allotment on November 12, 2020, the underwriters received approximately $214,000 in fees paid upfront and eligible for an additional deferred underwriting commissions of approximately $375,000. In addition, the underwriters agreed to make an addition payment to the Company in an amount of 0.13% of the gross proceeds of the Over-allotment, or approximately $14,000, to reimburse certain of offering expenses. As of December 31, 2020, approximately $5,000 remained unpaid.